LAW OFFICES OF
                           DERENTHAL & DANNHAUSER LLP
                               LAKE MERRITT PLAZA
                        1999 HARRISON STREET, 26TH FLOOR
                           OAKLAND, CALIFORNIA 94612
                                 (510) 350-3070
                           FACSIMILE: (510) 834-8309

                               September 29, 2009


BY EDGAR & FACSIMILE

Ms. Pamela A. Long
Assistant Director
Division of Corporation Finance
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

                  Re:     ATEL 14, LLC
                          Acceleration Requests
                          Registration Statement on Form S-1
                          SEC File No. 333-159578

Dear Ms. Long:

     Concurrently with this letter we have filed by EDGAR requests to accelerate the effectiveness of the above-referenced registration statement to October 1, 2009 or as soon thereafter as may be practicable. The enclosed copies are provided for your convenience.

     Please contact me with any questions or comments you may have concerning this filing.

                                         Very truly yours,

                                         /s/ PAUL J. DERENTHAL

                                         Paul J. Derenthal

cc:      Mr. Rufus Decker
         Ms. Nudrat Salik
         Sherry Haywood, Esq.
         Division of Corporation Finance
         Securities and Exchange Commission
         Facsimile: (703) 813-6968

         Mr. Dean L. Cash
         Mr. Paritosh Choksi
         Mr. Samuel Schussler
         Mr. Tullus Miller